Stock Options	12 Months Ended
Dec. 31, 2023
Stock Options [Abstract]
STOCK OPTIONS

13. STOCK OPTIONS

On October 30, 2020, the Company issued an aggregate of 545,182 shares of common stock in lieu of unpaid salaries of certain employees and unpaid consulting fees under the 2016 Equity Incentive Plan, as amended, at a conversion price of $2 per share; the total amount of converted salaries and consulting fees was $1,090,361. On November 21, 2020, the Company entered into acknowledgement agreements and stock option purchase agreements with these employees and consultant; pursuant to which the Company granted stock options to purchase 545,182 shares of the Company’s common stock in lieu of common stock. The options were vested at the grant date and become exercisable for 10 years from the grant date.

On October 15, 2021, the Company entered into stock option agreements with 11 directors and 3 employees, pursuant to which the Company granted options to purchase an aggregate of 1,280,002 shares of common stock under the 2016 Equity Incentive Plan, as amended, at an exercise price of $3 per share. The options were vested at the grant date and become exercisable for 10 years from the grant date.

On April 16, 2022, the Company entered into stock option agreements with 5 directors, pursuant to which the Company agreed to grant options to purchase an aggregate of 761,920 shares of common stock under the 2016 Equity Incentive Plan, at an exercise price of $3 per share, exercisable for 10 years from the grant date.

Options issued and outstanding as of December 31, 2023, and their activities during the year then ended are as follows:

			Weighted-
		Weighted-	Average
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Underlying Shares	Price Per Share	Remaining in Years	Intrinsic Value
Outstanding as of January 1, 2023	2,587,104	$2.79	8.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2023	2,587,104	2.79	7.74	$-
Exercisable as of December 31, 2023	2,587,104	2.79	7.74	$-
Vested and expected to vest	2,587,104	$2.79	7.74	$-

The fair value of stock options granted for the years ended December 31, 2023 and 2022 was calculated using the Black-Scholes option-pricing model applying the following assumptions:

Year ended December 31
2022

Risk free interest rate	2.79%
Expected term (in years)	5.00
Dividend yield	0%
Expected volatility	83.86%

The Company granted options to purchase 0 and 761,920 shares of common stock to employees and certain consultants during the years ended December 31, 2023 and 2022, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2023 and 2022 was $2.79  and $2.79, respectively. There are 3,860,211 options available for grant under the 2016 Equity Incentive Plan as of December 31, 2023. Compensation costs associated with the Company’s stock options are recognized, based on the grant-date fair values of these options over vesting period. Accordingly, the Company recognized stock-based compensation expense of $0 and $1,241,930 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were no unvested options. There were no options exercised during the years ended December 31, 2023 and 2022.

The above-mentioned equity is before the reverse stock split in July 2023.